Employee Benefit Liabilities (Details) - Schedule of Defined Benefit Plans - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Defined Benefit Plans [Abstract]
Defined benefit obligation	$ 2,665	$ 2,476
Fair value of plan assets	(1,549)	(1,575)
Net defined benefit liability	$ 1,116	$ 901